Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Current assets
Allowance for doubtful accounts	$ 15.5	$ 5.8
Stockholders' equity
Treasury Stock, shares	800,000	900,000
Preferred Stock [Member]
Stockholders' equity
Preferred Stock, par value per share	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Perpetual Preferred Stock [Member]
Stockholders' equity
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series Common Stock [Member]
Stockholders' equity
Common Stock, par value per share	$ 0.01	$ 0.01
Common Stock, shares authorized	40,000,000	40,000,000
Common Stock, shares issued	0	0
Common Stock, shares outstanding	0	0
Common Stock [Member]
Stockholders' equity
Common Stock, par value per share	$ 0.01	$ 0.01
Common Stock, shares authorized	53,300,000	53,300,000
Common Stock, shares issued	19,300,000	19,000,000
Common Stock, shares outstanding	18,500,000	18,100,000